Invested assets and net new money (Detail 2) - USD ($) $ in Billions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Development Of Invested Assets [Line Items]
Total invested assets at the beginning of the year	[1]	$ 3,262	$ 2,761
Net new money	[1]	59	106
Market movements	[2]	(180)	322
Foreign currency translation		(35)	77
Other effects		(5)	(3)
of which: acquisitions / (divestments)		7	4
Total invested assets at the end of the year	[1]	3,101	3,262
UBS AG
Development Of Invested Assets [Line Items]
Total invested assets at the beginning of the year	[1]	3,262	2,761
Net new money	[1]	59	106
Market movements	[2]	(180)	322
Foreign currency translation		(35)	77
Other effects		(5)	(3)
of which: acquisitions / (divestments)		7	4
Total invested assets at the end of the year	[1]	$ 3,101	$ 3,262

[1]	Includes double counts.
[2]	Includes interest and dividend income.